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                                 HIGHMARK FUNDS

                              EMERGING GROWTH FUND
                                FIDUCIARY SHARES

                     Supplement dated September 23, 1999 to
                      Prospectus dated November 30, 1998.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.


Effective on September 23, 1999, the Emerging Growth Fund will be closed to new investors.



                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.